Voya Index Solution 2025 Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2022 (Unaudited)

Shares			Value	Percentage of Net Assets
EXCHANGE-TRADED FUNDS: 3.8%
180,331		iShares 20+ Year Treasury Bond ETF	$23,818,118	1.9
370,514		iShares MSCI EAFE Small-Cap ETF	24,579,899	1.9

		Total Exchange-Traded Funds
		(Cost $53,191,475)	48,398,017	3.8

MUTUAL FUNDS: 87.9%
		Affiliated Investment Companies: 87.9%
6,672,508		Voya Emerging Markets Index Portfolio - Class P2	82,739,102	6.6
11,847,002		Voya International Index Portfolio - Class P2	134,818,878	10.8
2,788,404		Voya Russell Mid Cap Index Portfolio - Class P2	38,730,925	3.1
1,567,874		Voya Russell Small Cap Index Portfolio - Class P2	25,979,677	2.1
40,441,946		Voya U.S. Bond Index Portfolio - Class P2	407,654,812	32.5
19,547,550		Voya U.S. Stock Index Portfolio - Class P2	410,303,078	32.8

		Total Mutual Funds
		(Cost $1,047,745,630)	1,100,226,472	87.9

Units			Value	Percentage of Net Assets
FUNDING AGREEMENTS: 8.1%
		Investment Contract: 8.1%
10,046,417	(1),(2)	VRIAC Contract, 1.600%	101,362,428	8.1

		Total Funding Agreements
		(Cost $100,720,346)	101,362,428	8.1

		Total Investments in Securities (Cost $1,201,657,451)	$1,249,986,917	99.8
		Assets in Excess of Other Liabilities	2,055,835	0.2
		Net Assets	$1,252,042,752	100.0

(1)	For fair value measurement disclosure purposes, security is categorized as Level 3, whose value was determined using significant unobservable inputs.
(2)	The Funding Agreement is issued by Voya Retirement Insurance and Annuity Company ("VRIAC"). The interest rate is assessed and may change quarterly.

Voya Index Solution 2025 Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2022 (Unaudited) (Continued)

Fair Value Measurements
The following is a summary of the fair valuations according to the inputs used as of March 31, 2022 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at March 31, 2022
Asset Table
Investments, at fair value
Exchange-Traded Funds	$48,398,017	$–	$–	$48,398,017
Mutual Funds	1,100,226,472	–	–	1,100,226,472
Funding Agreements	–	–	101,362,428	101,362,428
Total Investments, at fair value	$1,148,624,489	$–	$101,362,428	$1,249,986,917
Liabilities Table
Other Financial Instruments+
Futures	$(1,713,371)	$–	$–	$(1,713,371)
Total Liabilities	$(1,713,371)	$–	$–	$(1,713,371)

+	Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are fair valued at the unrealized appreciation (depreciation) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.

Transactions with Affiliates

An investment of at least 5% of the voting securities of an issuer, or a company which is under common control with the issuer, results in that issuer becoming an affiliated person as defined by the 1940 Act. The following table provides transactions during the period ended March 31, 2022, where the following issuers were considered an affiliate:

Issuer	Beginning Fair Value at 12/31/2021	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciation/(Depreciation)	Ending Fair Value at 3/31/2022	Investment Income	Realized Gains/(Losses)	Net Capital Gain Distributions
Voya Emerging Markets Index Portfolio - Class P2	$76,137,068	$17,130,737	$(3,234,964)	$(7,293,739)	$82,739,102	$-	$594,409	$-
Voya International Index Portfolio - Class P2	130,597,241	17,380,569	(3,169,737)	(9,989,195)	134,818,878	-	715,810	-
Voya Russell Mid Cap Index Portfolio - Class P2	39,760,871	2,223,211	(705,309)	(2,547,848)	38,730,925	-	259,643	-
Voya Russell Small Cap Index Portfolio - Class P2	25,346,037	3,374,264	(570,395)	(2,170,229)	25,979,677	-	198,604	-
Voya U.S. Bond Index Portfolio - Class P2	408,713,469	69,273,126	(44,618,500)	(25,713,283)	407,654,812	1,950,699	(1,413,231)	-
Voya U.S. Stock Index Portfolio - Class P2	466,190,306	16,763,488	(35,834,301)	(36,816,415)	410,303,078	-	14,632,622	-
VRIAC Contract	66,219,843	36,354,749	(1,509,000)	296,836	101,362,428	-	10,761	-
	$1,212,964,835	$162,500,144	$(89,642,206)	$(84,233,873)	$1,201,588,900	$1,950,699	$14,998,618	$-

The financial statements for the above mutual fund[s] can be found at www.sec.gov.

At March 31, 2022, the following futures contracts were outstanding for Voya Index Solution 2025 Portfolio:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Long Contracts:
90-Day Eurodollar	99	06/13/22	$24,371,325	$(28,086)
			$24,371,325	$(28,086)
Short Contracts:
MSCI EAFE Index	(118)	06/17/22	(12,651,960)	(667,495)
MSCI Emerging Markets Index	(220)	06/17/22	(12,380,500)	(1,017,790)
			$(25,032,460)	$(1,685,285)

The following table presents additional information about valuation techniques and inputs used for investments that are measured at fair value and categorized within Level 3 at March 31, 2022:

Investments, at fair value	Fair Value at March 31, 2022	Valuation Technique(s)*	Significant Unobservable Input(s)	Value or Range of Input(s)	Weighted Average of Inputs**	Impact to Valuation from an Increase in Input***
Funding Agreements	$101,362,428	Cost Approach	Interest rate	1.600%	1.600%	Increase**

* Valuation techniques may change in order to reflect management’s judgment of current market participant assumptions.

** Unobservable inputs were weighted by the relative fair value of the instruments.

*** Represents the directional change in the fair value of the Level 3 investment(s) that would result from an increase in the corresponding input. A decrease to the unobservable input would have the opposite effect. Significant increases and decreases in these inputs in isolation could result in signficantly higher or lower fair value measurements.

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Portfolio's assets and liabilities during the period ended March 31, 2022:

Funding Agreements
Assets:
Beginning balance at December 31, 2021	$66,219,843
Purchases	36,354,749
Sales	(1,519,761)
Total realized gain (loss)	10,761
Net change in unrealized appreciation (depreciation)****	296,836
Transfers into Level 3	-
Transfers out of Level 3	-
Ending balance at March 31, 2022	$101,362,428
Net change in unrealized appreciation (depreciation) on Level 3 securities still held as of March 31, 2022****	$296,836

**** Any difference between net change in unrealized apprecation (depreciation) and net change in unrealized appreciation (depreciation) on Level 3 securities still held at December 31, 2021 may be due to securities no longer held or categorized as Level 3 at period end.

Voya Index Solution 2025 Portfolio	PORTFOLIO OF INVESTMENTS
as of March 31, 2022 (Unaudited) (Continued)

At March 31, 2022, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for federal income tax purposes was $1,208,023,739.

Net unrealized appreciation consisted of:

Gross Unrealized Appreciation	$91,286,151
Gross Unrealized Depreciation	(51,036,344)
Net Unrealized Appreciation	$40,249,807